Share-Based Incentive Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Incentive Compensation disclosure
Share-Based Incentive Compensation disclosure [Text Block]

13.                    SHARE-BASED INCENTIVE COMPENSATION

The Company has a share-based incentive compensation plan, The Travelers Companies, Inc. Amended and Restated 2014 Stock Incentive Plan (the 2014 Incentive Plan), the purposes of which are to align the interests of the Company’s non-employee directors, executive officers and other employees with those of the Company’s shareholders and to attract and retain personnel by providing incentives in the form of share-based awards.  The 2014 Incentive Plan permits grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock, deferred stock units, performance awards and other share-based or share-denominated awards with respect to the Company’s common stock. The Company has a policy of issuing new shares to settle the exercise of stock option awards and the vesting of other equity awards.

In connection with the adoption of the 2014 Incentive Plan, The Travelers Companies, Inc. Amended and Restated 2004 Stock Incentive Plan, as amended (the 2004 Incentive Plan) was terminated, joining several other legacy share-based incentive compensation plans that had been terminated in prior years (together, the legacy plans). Outstanding grants were not affected by the termination of the legacy plans.  The 2014 Incentive Plan is currently the only plan pursuant to which future stock-based awards may be granted.

The number of shares of the Company’s common stock initially authorized for grant under the 2014 Incentive Plan was 10 million shares.  In May 2016, the Company’s shareholders authorized an additional 4.4 million shares of the Company’s common stock for grant under the 2014 Incentive Plan.  The following are not counted towards the combined 14.4 million shares available and will be available for future grants under the 2014 Incentive Plan: (i) shares of common stock subject to awards that expire unexercised, that are forfeited, terminated or canceled, that are settled in cash or other forms of property, or otherwise do not result in the issuance of shares of common stock, in whole or in part; (ii) shares that are used to pay the exercise price of stock options and shares used to pay withholding taxes on awards generally; and (iii) shares purchased by the Company on the open market using cash option exercise proceeds; provided, however, that the increase in the number of shares of common stock available for grant pursuant to such market purchases shall not be greater than the number that could be repurchased at fair market value on the date of exercise of the stock option giving rise to such option proceeds.  In addition, the 14.4 million shares authorized by shareholders for issuance under the 2014 Incentive Plan will be increased by any shares subject to awards under the 2004 Incentive Plan that were outstanding as of May 27, 2014 and subsequently expire, are forfeited, cancelled, settled in cash or otherwise terminate without the issuance of shares.

The Company also has a compensation program for non-employee directors (the Director Compensation Program). Under the Director Compensation Program, non-employee directors’ compensation consists of an annual retainer, a deferred stock award, committee chair fees and a lead director fee.  Each non-employee director may choose to receive all or a portion of his or her annual retainer in the form of cash or deferred stock units which vest upon grant.  The annual deferred stock awards vest in full one day prior to the date of the Company’s annual meeting of shareholders occurring in the year following the year of the grant date, subject to continued service. The deferred stock awards, including dividend equivalents, accumulate until distribution either in a lump sum six months after termination of service as a director or, if the director so elects, in annual installments beginning at least six months following termination of service as a director. The deferred stock units issued under the Director Compensation Program are awarded under the 2014 Incentive Plan.

Stock Option Awards

Stock option awards granted to eligible officers and key employees have a ten-year term.  Prior to January 1, 2007, stock options were granted with an exercise price equal to the fair market value of the Company’s common stock on the day preceding the date of grant.  Beginning January 1, 2007, all stock options are granted with an exercise price equal to the closing price of the Company’s common stock on the date of grant.  The stock options granted generally vest upon meeting certain years of service criteria. Except as the Compensation Committee of the board of directors may allow in the future, stock options cannot be sold or transferred by the participant.  Stock options outstanding under the 2014 Incentive Plan and the 2004 Incentive Plan generally vest three years after grant date (cliff vest).

The fair value of each option award is estimated on the date of grant by application of a variation of the Black-Scholes option pricing model using the assumptions noted in the following table. The expected term of newly granted stock options is the time to vest plus half the remaining time to expiration. This considers the vesting restriction and represents an even pattern of exercise behavior over the remaining term. The expected volatility assumption is based on the historical volatility of the Company’s common stock for the same period as the estimated option term based on the mid-month of the option grant.  The expected dividend is based upon the Company’s current quarter dividend annualized and assumed to be constant over the expected option term. The risk-free interest rate for each option is the interpolated market yield for the mid-month of the option grant on a U.S. Treasury bill with a term comparable to the expected option term of the granted stock option.  The following table provides information about options granted:

(for the year ended December 31,)	2016	2015	2014
Assumptions used in estimating fair value of options on grant date
Expected term of stock options	5 – 6 years	6 years	6 years
Expected volatility of Company’s stock	15.14% – 16.80%	19.29%	27.2% – 27.5%
Weighted average volatility	16.79%	19.29%	27.5%
Expected annual dividend per share	$2.44 – $2.68	$2.20	$2.00 – $2.20
Risk-free rate	1.36% – 2.23%	1.31%	1.81% – 1.82%

Additional information
Weighted average grant-date fair value of options granted (per share)	$13.29	$15.78	$17.22
Total intrinsic value of options exercised during the year (in millions)	$167	$120	$117

A summary of stock option activity under the 2014 Incentive Plan and the legacy plans as of and for the year ended December 31, 2016 is as follows:

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Outstanding, beginning of year	9,864,255	$74.48
Original grants	2,847,398	106.21
Exercised	(4,069,532)	69.13
Forfeited or expired	(82,085)	97.44
Outstanding, end of year	8,560,036	$87.36	6.8 years	$300

Vested at end of year (1)	5,588,061	$80.74	6.0 years	$233
Exercisable at end of year	3,007,663	$65.18	4.2 years	$172

(1) Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

On February 9, 2017, the Company, under the 2014 Incentive Plan, granted 2,106,022 stock option awards with an exercise price of $118.78 per share. The fair value attributable to the stock option awards on the date of grant was $16.15 per share.

Restricted Stock Units, Deferred Stock Units and Performance Share Award Programs

The Company issues restricted stock unit awards to eligible officers and key employees under the Equity Awards program established pursuant to the 2014 Incentive Plan.  A restricted stock unit represents the right to receive a share of common stock.  These restricted stock unit awards are granted at market price, generally vest three years from the date of grant, do not have voting rights and the underlying shares of common stock are not issued until the vesting criteria is satisfied.  In addition, the Company’s board of directors can be issued deferred stock units from (i) an annual award; (ii) deferred compensation (in lieu of cash retainer); and (iii) dividend equivalents earned on outstanding deferred compensation.

The Company also has a Performance Share Awards Program established pursuant to the 2004 Incentive Plan and which continues pursuant to the 2014 Incentive Plan. Under the program, the Company may issue performance share awards to certain employees of the Company who hold positions of Vice President (or its equivalent) or above. The performance share awards provide the recipient the right to earn shares of the Company’s common stock based upon the Company’s attainment of certain performance goals and the recipient meeting certain years of service criteria. The performance goals for performance share awards are based on the Company’s adjusted return on equity over a three-year performance period.  Vesting of performance shares is contingent upon the Company attaining the relevant performance period minimum threshold return on equity and the recipient meeting certain years of service criteria, generally three years for full vesting, subject to proration for certain termination conditions.  If the performance period return on equity is below the minimum threshold, none of the performance shares will vest.  If performance meets or exceeds the minimum performance threshold, a range of performance shares will vest (50% to 150% for awards granted in 2015, 2016 and 2017), depending on the actual return on equity attained.

The fair value of restricted stock units, deferred stock units and performance shares is measured at the market price of the Company stock at date of grant.  Under terms of the 2014 Incentive Plan, holders of deferred stock units and performance shares may receive dividend equivalents.

The total fair value of shares that vested during the years ended December 31, 2016, 2015 and 2014 was $175 million, $179 million and $147 million, respectively.

A summary of restricted stock units, deferred stock units and performance share activity under the 2014 Incentive Plan and the legacy plans as of and for the year ended December 31, 2016 is as follows:

	Restricted and Deferred Stock Units			Performance Shares
Other Equity Instruments	Number		Weighted Average Grant-Date Fair Value	Number		Weighted Average Grant-Date Fair Value

Nonvested, beginning of year	1,435,958		$88.35	1,101,989		$91.27
Granted	676,736		106.93	476,411		106.03
Vested	(667,650	)(1)	86.85	(818,360	)(2)	84.43
Forfeited	(68,552)		97.82	(63,495)		100.02
Performance-based adjustment	—		—	100,073	(3)	88.22
Nonvested, end of year	1,376,492		$97.75	796,618		$106.03

(1)     Represents awards for which the requisite service has been rendered.

(2)     Reflects the number of performance shares attributable to the performance goals attained over the completed performance period (three years) and for which service conditions have been met.

(3)     Represents the current year change in estimated performance shares to reflect the attainment of performance goals for the awards that were granted in each of the years 2014 through 2016.

In addition to the nonvested shares presented in the above table, there are related nonvested dividend equivalent shares.  The number of nonvested dividend equivalent shares related to deferred stock units was 396 at the beginning of the year and 408 at the end of the year and the number of nonvested dividend equivalent shares related to performance shares was 40,663 at the beginning of the year and 28,480 at the end of the year. The dividend equivalent shares are subject to the same vesting terms as the deferred stock units and performance shares.

On February 9, 2017, the Company, under the 2014 Incentive Plan, granted 960,515 common stock awards in the form of restricted stock units, deferred stock units and performance share awards to participating officers, non-employee directors and other key employees. The restricted stock units and deferred stock units totaled 567,006 shares while the performance share awards totaled 393,509 shares. The fair value per share attributable to the common stock awards on the date of grant was $118.78.

Share-Based Compensation Cost Recognition

The amount of compensation cost for awards subject to a service condition is based on the number of shares expected to be issued and is recognized over the time period for which service is to be provided (requisite service period).  Awards granted to retiree-eligible employees or to employees who become retiree-eligible before an award’s vesting date are considered to have met the requisite service condition. The compensation cost for awards subject to a performance condition is based upon the probable outcome of the performance condition, which on the grant date reflects an estimate of attaining 100% of the performance shares granted.  The compensation cost reflects an estimated annual forfeiture rate from 3.0% to 4.0% over the requisite service period of the awards. That estimate is revised if subsequent information indicates that the actual number of instruments expected to vest is likely to differ from previous estimates.  Compensation costs for awards are recognized on a straight-line basis over the requisite service period.  For awards that have graded vesting terms, the compensation cost is recognized on a straight-line basis over the requisite service period for each separate vesting portion of the award as if the award was, in substance, multiple awards. The total compensation cost for all share-based incentive compensation awards recognized in earnings for the years ended December 31, 2016, 2015 and 2014 was $155 million, $141 million and $138 million, respectively. Included in these amounts are compensation cost adjustments of $11 million, $8 million and $14 million, for the years ended December 31, 2016, 2015 and 2014, respectively, that reflected the cost associated with the updated estimate of performance shares due to attaining certain performance levels from the date of the initial grant of the performance awards.  The related tax benefits recognized in earnings were $52 million, $47 million and $47 million for the years ended December 31, 2016, 2015 and 2014, respectively.

At December 31, 2016, there was $124 million of total unrecognized compensation cost related to all nonvested share-based incentive compensation awards. This includes stock options, restricted and deferred stock units and performance shares granted under the 2014 Incentive Plan and the 2004 Incentive Plan. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.7 years.  Cash received from the exercise of employee stock options under share-based compensation plans totaled $332 million and $183 million in 2016 and 2015, respectively. The tax benefit for tax deductions from employee stock options exercised during 2016 and 2015 totaled $58 million and $41 million, respectively.